GUARANTEE PAID ON BEHALF OF GUARANTEE SERVICE CUSTOMERS, NET (Tables)	12 Months Ended
Jun. 30, 2018
Insurance [Abstract]
Guarantee service of customers
Guarantee paid on behalf of guarantee service customers as following:

	June 30, 2018	June 30, 2017

Guarantee paid on behalf of guarantee service customers	$2,954,188	$1,560,615
Less: Allowance for doubtful accounts	(2,846,715)	-
	$107,473	$1,560,615

Allowance for doubtful accounts
An analysis of the allowance for doubtful accounts is as follows:

	June 30, 2018	June 30, 2017	June 30, 2016

Balance at beginning of year	$-	$-	$-
Provision for the year	2,896,532	-	-
Foreign exchange adjustment	(49,817)	-	-
Balance at end of year	$2,846,715	$-	$-